Advances to Equity-Accounted Joint Ventures	6 Months Ended
Jun. 30, 2017
Receivables [Abstract]
Advances to Equity-Accounted Joint Ventures
Advances to Equity-Accounted Joint Ventures

a) As of June 30, 2017, the Partnership had advanced $52.3 million to Exmar LPG BVBA (December 31, 2016 – $52.3 million), the Partnership's 50/50 joint venture with Exmar NV (or Exmar). These advances bear interest at LIBOR plus 0.50% and have no fixed repayment terms. As at June 30, 2017, the interest receivable on the advances was $0.2 million (December 31, 2016 – $1.1 million). Both the advances and the interest receivable on these advances are included in investments and advances to equity-accounted joint ventures in the Partnership’s consolidated balance sheets.

b) As of June 30, 2017, the Partnership had advanced $162.7 million to TC LNG Shipping L.L.C., the Partnership's 50/50 joint venture with China LNG Shipping (Holdings) Limited (or the Yamal LNG Joint Venture) (December 31, 2016 – $146.7 million). The advances bear interest at LIBOR plus 3.00% compounded semi-annually. As of June 30, 2017, the interest accrued on these advances was $13.0 million (December 31, 2016 – $9.4 million). Both the advances and the accrued interest on these advances are included in investments and advances to equity-accounted joint ventures in the Partnership’s consolidated balance sheets.

c) As of June 30, 2017, the Partnership had advanced $79.1 million to Bahrain LNG W.L.L., the Partnership's 30% owned joint venture with National Oil and Gas Authority (or Nogaholding) (30%), Gulf Investment Corporation (24%) and Samsung C&T (16%) (or the Bahrain LNG Joint Venture) (December 31, 2016 – $62.9 million). As of June 30, 2017, the interest accrued on these advances was $0.1 million (December 31, 2016 – $0.1 million). Both the advances and the accrued interest on these advances are included in investments and advances to equity-accounted joint ventures in the Partnership’s consolidated balance sheets.